Statements of Changes in Stockholder's Equity - USD ($) $ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2015	$ 49.6	$ 2.0	$ 41.5	$ 0.0	$ 6.1
Equity
Net income	21.5			21.5
Dividends to Parent	(3.8)			(3.8)
Capital contribution from affiliated entity	3.7
Other comprehensive loss	(3.5)				(3.5)
Ending Balance at Dec. 31, 2016	67.5	2.0	45.2	17.7	2.6
Equity
Net income	2.9			2.9
Dividends to Parent	(15.8)			(15.8)
Other comprehensive loss	(0.2)				(0.2)
Ending Balance at Dec. 31, 2017	54.4	2.0	45.2	4.8	2.4
Equity
Net income	2.0			2.0
Dividends to Parent	(6.0)			(6.0)
Other comprehensive loss	(1.1)				(1.1)
Ending Balance at Dec. 31, 2018	$ 49.3	$ 2.0	$ 45.2	$ 0.4	$ 1.7